Deferred Charges (Details Narrative)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred Charges Disclosure [Abstract]:
Number of vessels underwent DD during the period	6	10	11
Number of vessels completed DD during the period	6	10	11